Lease (Details) - Schedule of component of lease cost - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of component of lease cost [Abstract]
Operating lease cost	¥ 54,732	¥ 86,396
Short-term lease cost	13,618	8,616
Total	¥ 68,350	¥ 95,012